PRESIDENT'S MESSAGE

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Trust for Government Cash Reserves, which covers the six-month reporting period from December 1, 1997, through May 31, 1998. The report contains commentary by the portfolio manager, followed by a complete listing of the trust's investments on the last day of the reporting period, and the financial statements.

This money market mutual fund pursues daily income with the additional advantages of daily liquidity and stability of principal* through a portfolio composed exclusively of U.S. Treasury and government agency obligations. The trust's income may be exempt from state taxes.** Because the trust does not invest in repurchase agreements, it is suitable for tax-sensitive investors in states that tax the income on these securities.

Dividends paid to shareholders during the reporting period totaled $0.03 per share. At the end of the reporting period, the trust's net assets stood at $543.6 million.

Thank you for selecting Trust for Government Cash Reserves as a daily cash investment. We welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
July 15, 1998

* Money market funds seek to maintain a stable net asset value of $1.00 per share. There is no assurance that they will do so. An investment in the trust is not insured or guaranteed by the U.S. government.

** Shareholders should consult a tax adviser.

                              INVESTMENT REVIEW

Trust for Government Cash Reserves, which is rated AAA by Standard & Poor's and Aaa by Moody's Investors Service, Inc.* invests in U.S. Treasury and U.S. government agency obligations only. The trust may invest in issues of the Student Loan Marketing Association, the Federal Farm Credit Bank System, the Federal Home Loan Bank System, and the Tennessee Valley Authority and maintains a small Treasury position for liquidity purposes. The trust does not invest in repurchase agreements, and is managed to provide distributions that may be exempt from state taxes.

Over the six-month reporting period ended May 31, 1998, the Federal Reserve Board (the "Fed") made no changes in monetary policy, electing to maintain the federal funds target rate at 5.50%. Robust economic growth characterized the period, with the Gross Domestic Product rate averaging over 3.00%. Growth was fueled by lower long-term interest rates and strong consumer spending. Offsetting this economic growth was the virtual absence of any inflationary pressures and the improving federal budget deficit picture. Inflation measures included contracting producer prices and benign consumer prices. The federal budget deficit dropped to its lowest level in more than two decades. This resulted in a reduction in the supply of all Treasury securities. A tight labor market persisted throughout the period and kept market watchers and Fed policy makers on watch for any signs of inflationary pressures.

Overlaying U.S. economic conditions was the on-going turmoil in the Asian markets. Concern over the deterioration in the Asian economies and equity markets, and the impact it may ultimately have on the U.S. domestic economy, kept the Fed on hold and created a flight-to-quality to short-term U.S. Treasury securities. Excluding Asia, it is likely that the Fed would have tightened monetary policy as a preemptive move against inflationary pressures. As this reporting period ended, the Asian nations continued to struggle. Until this situation is resolved in some way, the Fed will most likely favor a stable U.S. monetary policy.

Technical factors, such as reduced Treasury bill auction sizes due to stronger than expected tax receipts, and flight-to-quality issues combined to greatly influence movements in short-term Treasury securities. Yields on short U.S. government agency securities better reflected underlying U.S. economic fundamentals. For example, the yield on one-year agency discount notes opened the reporting period at 5.86%. As the Asian economic crisis intensified in the first quarter of 1998, the yield on this security declined sharply and hit a low of 5.32% on February 9. Market speculation that the Fed may have to ease monetary policy in response to the crisis was widespread. As we moved into the second quarter of 1998, the Fed maintained a stable monetary policy, domestic economic growth remained at robust levels, and the Asian crisis,while by no means rectified,had seemingly stabilized. The yield on one-year agency paper then rebounded to end the reporting period at 5.62%.

Over the reporting period, the trust targeted a 35- to 45-day average maturity range. This represented a neutral market outlook. The specific average maturity of the trust varied within that range according to relative value opportunities available in the agency market. The trust's portfolio is barbelled in structure, combining short securities like overnight agency discount notes and floating rate securities with positions in longer, fixed rate securities. At the end of the reporting period, 26.00% of the portfolio was invested in government agency floating rate notes, including a position in a Student Loan Marketing Association Master Note that helps to provide liquidity for the trust and 7.60% of the portfolio was comprised of fixed rate agency debentures, with the remaining assets invested in agency discount notes of varying maturities.

Fallout from the Asian crisis is expected to ripple through the U.S. economy as the year progresses. Reduced exports, inventory accumulation, and less robust corporate profits may act to reduce economic growth to a more sustainable level. This outlook, coupled with on-going benign inflation prospects, should keep the Fed on hold in the near term. As a result, we will maintain our neutral positioning while closely monitoring economic and market developments.

* A AAA rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure, and management. Standard & Poor's monitors the portfolio weekly for developments that could cause changes in the ratings. Money market funds rated Aaa by Moody's Investors Service, Inc. are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality. These ratings do not remove market risks and are subject to change.

                          PORTFOLIO OF INVESTMENTS
                     TRUST FOR GOVERNMENT CASH RESERVES
                          MAY 31, 1998 (UNAUDITED)

      PRINCIPAL
        AMOUNT                                                                           VALUE

 GOVERNMENT AGENCIES--106.0%
 $          86,393,000 (a)Federal Farm Credit System Discount Notes, 5.170% -        $   85,905,758
                       5.450%, 6/1/1998 - 12/11/1998
            20,000,000 (b)Federal Farm Credit System Floating Rate Notes, 5.456% -       19,984,635
                       5.459%, 7/1/1998 - 9/1/1998
             9,000,000 Federal Farm Credit System, 5.500% - 5.700%, 9/2/1998 -            8,993,282
                       4/1/1999
           233,700,000 (a)Federal Home Loan Bank System Discount Notes, 5.295% -        232,393,766
                       5.520%, 6/1/1998 - 11/12/1998
            97,000,000 (b)Federal Home Loan Bank System Floating Rate Notes, 5.418%      96,963,583
                       - 5.650%, 6/2/1998 - 7/1/1998
            20,500,000 Federal Home Loan Bank System, 5.605% - 5.820%, 6/16/1998 -       20,496,929
                       5/5/1999
            26,000,000 (b)Student Loan Marketing Association Floating Rate Notes,        25,991,864
                       5.365% - 5.655%, 6/2/1998
            24,500,000 Student Loan Marketing Association Master Notes, 5.455%,          24,500,000
                       6/2/1998
            12,000,000 Student Loan Marketing Association, 5.400% - 5.830%,              11,999,082
                       10/29/1998 - 3/11/1999
            49,500,000 (a)Tennessee Valley Authority Discount Notes, 5.370% -            49,197,104
                       5.390%, 6/18/1998 - 8/14/1998
                           TOTAL GOVERNMENT AGENCIES                                    576,426,003
                           TOTAL INVESTMENTS (AT AMORTIZED COST)(C)                   $ 576,426,003

(a) Rates noted reflect the effective yield.

(b) Denotes variable rate securities which show current rate and next demand date.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets
      ($543,640,433) at May 31, 1998.

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF ASSETS AND LIABILITIES
                     TRUST FOR GOVERNMENT CASH RESERVES
                          MAY 31, 1998 (UNAUDITED)

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 576,426,003
 Cash                                                                                       810,831
 Income receivable                                                                        1,259,190
   Total assets                                                                         578,496,024
 LIABILITIES:
 Payable for investments purchased                                    $ 32,473,518
 Income distribution payable                                            2,327,668
 Accrued expenses                                                          54,405
   Total liabilities                                                                     34,855,591
 NET ASSETS for 543,640,433 shares outstanding                                        $ 543,640,433
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 $543,640,433 / 543,640,433 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                           STATEMENT OF OPERATIONS
                     TRUST FOR GOVERNMENT CASH RESERVES
                  SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

 INVESTMENT INCOME:
 Interest                                                                              $ 15,252,853
 EXPENSES:
 Investment advisory fee                                                 $ 1,092,589
 Administrative personnel and services fee                                   205,953
 Custodian fees                                                               19,399
 Transfer and dividend disbursing agent fees and expenses                      9,227
 Directors'/Trustees' fees                                                    10,920
 Auditing fees                                                                 7,462
 Legal fees                                                                    3,276
 Portfolio accounting fees                                                    48,088
 Shareholder services fee                                                    682,868
 Share registration costs                                                     12,740
 Printing and postage                                                          3,822
 Miscellaneous                                                                 5,823
   Total expenses                                                          2,102,167
 Waivers and reimbursements--
   Waiver of investment advisory fee                        $ (303,807)
   Waiver of shareholder services fee                         (546,294)
     Total waivers                                                          (850,101)
       Net expenses                                                                       1,252,066
         Net investment income                                                         $ 14,000,787

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                     TRUST FOR GOVERNMENT CASH RESERVES

                                                                  SIX MONTHS
                                                                     ENDED          YEAR ENDED
                                                                  (UNAUDITED)      NOVEMBER 30,
                                                                 MAY 31, 1998           1997
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                           $   14,000,787   $      32,056,703
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income                           (14,000,787)        (32,056,703)
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                       793,165,455       2,284,291,335
 Net asset value of shares issued to shareholders in payment          1,419,105           3,196,694
 of distributions declared
 Cost of shares redeemed                                            (813,648,339)    (2,324,334,027)
   Change in net assets resulting from share transactions           (19,063,779)        (36,845,998)
     Change in net assets                                           (19,063,779)        (36,845,998)
 NET ASSETS:
 Beginning of period                                                562,704,212         599,550,210
 End of period                                                   $  543,640,433   $     562,704,212

(See Notes which are an integral part of the Financial Statements)

                            FINANCIAL HIGHLIGHTS
                     TRUST FOR GOVERNMENT CASH RESERVES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        SIX MONTHS
                                          ENDED
                                        (UNAUDITED)
                                          MAY 31,                   YEAR ENDED NOVEMBER 30,
                                           1998          1997      1996      1995      1994        1993
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS
 Net investment income                         0.03      0.05      0.05      0.05      0.04        0.03
LESS DISTRIBUTIONS
 Distributions from net investment income     (0.03)    (0.05)    (0.05)    (0.05)    (0.04)      (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00
TOTAL RETURN(A)                                2.58%     5.15%     5.08%     5.60%     3.74%       2.87%
RATIOS TO AVERAGE NET ASSETS
 Expenses                                      0.46%*    0.46%     0.46%     0.45%     0.45%       0.45%
 Net investment income                         5.13%*    5.02%     4.99%     5.45%     3.68%       2.83%
 Expense waiver/reimbursement(b)               0.31%*    0.31%     0.32%     0.32%     0.10%       0.03%
SUPPLEMENTAL DATA
 Net assets, end of period (000 omitted)   $543,640  $562,704  $599,550  $739,553  $978,691  $1,060,355

 * Computed on an annualized basis.

(a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                        NOTES TO FINANCIAL STATEMENTS
                     TRUST FOR GOVERNMENT CASH RESERVES
                          MAY 31, 1998 (UNAUDITED)

ORGANIZATION

Trust for Government Cash Reserves (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The investment objective of the Trust is high current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust's use of the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses, and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1998, capital paid-in aggregated $543,640,433.

Transactions in shares were as follows:

                                                                 Six Months         Year
                                                                   Ended            Ended
                                                                   May 31,       November 30,
                                                                    1998             1997
 Shares sold                                                     793,165,455     2,284,291,335
 Shares issued to shareholders in payment of                       1,419,105         3,196,694
 distributions declared
 Shares redeemed                                                (813,648,339)   (2,324,334,027)
   Net change resulting from share transactions                  (19,063,779)      (36,845,998)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Research, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Trust will pay FSS up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.

                                  TRUSTEES

                               John F. Donahue
                              Thomas G. Bigley
                             John T. Conroy, Jr.
                             William J. Copeland
                             James E. Dowd, Esq.
                           Lawrence D. Ellis, M.D.
                        Edward L. Flaherty, Jr., Esq.
                               Glen R. Johnson
                               Peter E. Madden
                      John E. Murray, Jr., J.D., S.J.D.
                              Wesley W. Posvar
                              Marjorie P. Smuts

                                  OFFICERS

                               John F. Donahue
                                  Chairman

                               Glen R. Johnson
                                  President

                           J. Christopher Donahue
                          Executive Vice President

                             Edward C. Gonzales
                          Executive Vice President

                              John W. McGonigle
             Executive Vice President, Treasurer, and Secretary

                              Richard B. Fisher
                               Vice President

                              Matthew S. Hardin
                             Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves risk, including possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

[Graphic]Federated Investors

Trust for Government Cash Reserves

SEMI-ANNUAL REPORT
TO SHAREHOLDERS
MAY 31, 1998

Federated Securities Corp., Distributor
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
1-800-341-7400
www.federatedinvestors.com

Cusip 89833H108
0062905 (7/98)
[Graphic]